Santo Mining Corp. - Statements of Operations - Unaudited (USD $)	2 Months Ended	46 Months Ended	3 Months Ended	9 Months Ended
	Apr. 01, 2013 Scenario, Plan [Member]	Apr. 30, 2013 Scenario, Plan [Member]	Apr. 30, 2012 Scenario, Actual [Member]	Apr. 30, 2012 Scenario, Actual [Member]	Apr. 30, 2013 Scenario, Previously Reported [Member]
OPERATING EXPENSES
Consulting fees	$ 166,511	$ 421,250	$ 2,310	$ 8,950	$ 310,239
General and administrative	55,276	202,061	5,867	25,008	147,984
Legal and accounting fees	54,476	216,556	16,331	41,875	100,257
Total operating expenses	276,263	839,867	24,508	75,833	558,480
OTHER INCOME (EXPENSES)
Foreign currency transaction loss		(173)		(16)
Change in fair value of derivative liability	212	212			212
Interest expense	(379)	(375)			(379)
Total other expenses	(167)	(336)		(16)	(167)
Net loss	$ (276,430)	$ (840,203)	$ (24,508)	$ (75,849)	$ (558,647)
Basic and diluted loss per common share (in Dollars per share)	$ 0.00		$ 0.00	$ 0.00	$ (0.01)
Basic and diluted weighted average number of common shares outstanding (in Shares)	66,251,271		63,185,026	63,036,135	64,823,026